UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

April 30

Date of Fiscal Year End

July 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Dividend Income Fund	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 75.8%

Security	Shares	Value

Apparel — 0.5%
VF Corp.	25,000	1,250,250
		$1,250,250

Auto Manufacturer — 0.2%
General Motors Corp.	15,000	647,100
		$647,100

Broadcasting and Publishing — 0.4%
Pearson PLC ADR	100,000	1,140,000
		$1,140,000

Building Materials — 0.6%
Stanley Works (The)	35,000	1,484,000
		$1,484,000

Chemicals — 1.5%
Dow Chemical Co. (The)	25,000	997,250
Eastman Chemical Co.	30,000	1,340,400
Lyondell Chemical Co.	70,000	1,272,600
RPM, Inc.	19,500	293,475
		$3,903,725

Commercial Banks — 9.4%
ABN AMRO Holdings NV(1)	115,000	2,409,104
Associated Banc-Corp.	52,500	1,580,775
Bank of America Corp.	35,000	2,975,350
Bank of Hawaii Corp.	25,000	1,123,250
Canadian Imperial Bank of Commerce(1)	20,000	997,442
Comerica, Inc.	15,500	906,285
Compass Bancshares, Inc.	30,000	1,322,700
Corus Bankshares, Inc.	35,000	1,405,250
KeyCorp	20,000	603,600
National City Corp.	60,000	2,190,000
PNC Financial Services Group, Inc.	5,500	278,300
Royal Bank of Scotland Group PLC(1)	25,000	702,831
TCF Financial Corp.	12,000	724,800
U.S. Bancorp	30,000	849,000
Wachovia Corp.	55,000	2,437,050
Washington Mutual, Inc.	35,000	1,358,000
Wells Fargo & Co.	59,000	3,387,190
		$25,250,927

Commercial Services and Supplies — 2.1%
Deluxe Corp.	50,000	2,202,500
Donnelley (R.R.) & Sons Co.	75,000	2,380,500
Landauer, Inc.	10,000	439,300
ServiceMaster Co.	50,000	584,000
		$5,606,300

Distributors — 0.3%
Genuine Parts Co.	20,000	754,600
		$754,600

Diversified Financial Services — 1.4%
Citigroup, Inc.	45,000	1,984,050
J.P. Morgan Chase & Co.	49,200	1,836,636
		$3,820,686

Diversified Telecommunication Services — 14.4%
Alltel Corp.	57,000	2,964,000
BellSouth Corp.	110,000	2,979,900
Citizens Communications Co.	300,000	4,320,000
SBC Communications, Inc.	138,500	3,509,590
Sprint Corp. (FON Group)	35,000	653,800
Telecom Corp. of New Zealand Ltd.(1)	390,000	1,512,635
Telecom Corp. of New Zealand Ltd. ADR	51,000	1,587,630
Telecom Italia Mobile SPA(1)	700,000	3,725,021
Telecom Italia SPA(1)	2,700,000	5,802,437
Telefonos de Mexico SA ADR	125,000	3,860,000
Verizon Communications, Inc.	147,000	5,665,380
Vodafone Group PLC ADR	100,000	2,173,000
		$38,753,393

Electrical/Electronic Manufacturer — 1.6%
Cooper Industries Ltd., Class A	25,000	1,421,750
Emerson Electric Co.	30,000	1,821,000
Hubbell, Inc.	20,000	904,000
PerkinElmer, Inc.	10,000	175,800
		$4,322,550

Food Products — 1.3%
ConAgra Foods Inc.	50,000	1,300,000
Sara Lee Corp.	100,000	2,196,000
		$3,496,000

Furniture and Appliances — 0.3%
Leggett & Platt, Inc.	25,000	676,250
		$676,250

Hotels, Restaurants and Leisure — 0.3%
Harrah’s Entertainment, Inc.	12,500	581,125
Mandalay Resort Group	2,500	168,750
		$749,875

Household Products — 0.7%
Kimberly-Clark Corp.	6,000	384,420
Newell Rubbermaid, Inc.	70,000	1,512,000
		$1,896,420

Industrial Conglomerates — 1.3%
ALLETE, Inc.	50,000	1,386,000
General Electric Co.	50,000	1,662,500
Honeywell International, Inc.	14,000	526,540
		$3,575,040

Insurance — 0.8%
Mercury General Corp.	25,000	1,178,250
XL Capital Ltd., Class A(1)	15,000	1,060,200
		$2,238,450

Metals and Mining — 1.0%
Phelps Dodge Corp.	10,000	779,400
Southern Peru Copper Corp.	50,000	1,956,500
		$2,735,900

Oil and Gas — 6.2%
BP PLC ADR	65,000	3,663,400
ChevronTexaco Corp.	40,000	3,826,000
ConocoPhillips	30,000	2,363,100
Eni SPA(1)	50,000	1,029,377
Marathon Oil Corp.	100,000	3,767,000
Occidental Petroleum Corp.	4,000	197,080
Total SA ADR	20,000	1,947,000
		$16,792,957

Paper and Forest Products — 0.6%
MeadWestvaco Corp.	50,000	1,493,000
		$1,493,000

Pharmaceuticals — 2.1%
GlaxoSmithKline PLC ADR	60,000	2,457,000
Merck & Co., Inc.	15,000	680,250
Wyeth Corp.	70,000	2,478,000
		$5,615,250

REITS — 8.4%
Boston Properties, Inc.	75,000	3,967,500
Capital Automotive REIT	50,000	1,449,500
Developers Diversified Realty Corp.	50,000	1,794,000
General Growth Properties, Inc.	50,000	1,504,000
Health Care Property Investors, Inc.	75,000	1,872,000
Liberty Property Trust, Inc.	50,000	1,920,000
Plum Creek Timber Co., Inc.	50,000	1,569,000
Public Storage, Inc.	45,000	2,120,850
Rayonier, Inc.	25,000	1,099,500
Simon Property Group, Inc.	75,000	3,870,750
Washington REIT	50,000	1,397,000
		$22,564,100

Retail - Food and Staples — 0.2%
Albertson’s, Inc.	25,000	609,750
		$609,750

Retail - Specialty — 0.6%
Limited, Inc. (The)	75,000	1,533,000
		$1,533,000

Software — 0.5%
Microsoft Corp.	50,000	1,423,000
		$1,423,000

Tobacco — 0.8%
Altria Group, Inc.	23,000	1,094,800
UST, Inc.	30,000	1,138,500
		$2,233,300

Utilities - Diversified — 4.9%
E.ON AG(1)	50,000	3,559,478
Equitable Resources, Inc.	11,900	610,232
Fortum Oyj(1)	440,000	6,065,500
RWE AG(1)	60,000	2,940,046
		$13,175,256

Utilities - Electric — 9.0%
Alliant Energy Corp.	60,000	1,554,600
American Electric Power Co., Inc.	23,000	715,530
Edison International	44,000	1,179,200
Electrabel(1)	5,000	1,580,786
Enel Spa(1)	650,000	5,125,817
Energy East Corp.	69,000	1,680,840
Fortis Inc.(1)	7,600	340,256
Pepco Holdings, Inc.	75,100	1,351,800
SCANA Corp.	60,000	2,197,200
Scottish Power PLC ADR	170,000	4,930,000
UIL Holdings Corp.	26,000	1,195,480
WPS Resources Corp.	50,000	2,294,500
		$24,146,009

Utilities - Gas — 2.3%
Centrica PLC(1)	725,000	3,117,960
NICOR, Inc.	20,000	662,200
Northwest Natural Gas Co.	11,500	337,870
Snam Rete Gas SPA(1)	300,000	1,289,430
TransCanada Corp.(1)	37,700	757,393
		$6,164,853

Utilities - Water — 2.1%
Severn Trent PLC(1)	130,000	1,884,096
United Utilities PLC(1)	400,000	3,749,644
		$5,633,740

Total Common Stocks (identified cost $192,434,516)		$203,685,681

Preferred Stocks — 19.4%

Security	Shares	Value

Commercial Banks — 5.7%
Abbey National PLC, 7.375%(1)	62,000	1,627,500
Abbey National PLC, 7.375%(1)	50,000	1,314,000
Banco Santander, 6.41%(1)(2)	125,000	3,042,250
Barclays Bank PLC, 8.55%(1)(2)(3)	18,900	2,283,392
CA Preferred Fund Trust, 7.00%(3)	11,500	1,160,088
First Republic Bank, 6.70%	111,000	2,708,400
HSBC Capital Funding, 10.176%(1)(2)(3)	5,000	714,015
Royal Bank of Scotland Group PLC, 5.75%(1)	108,000	2,526,120
		$15,375,765

Financial Services — 2.0%
BBVA Preferred Capital Ltd., 7.75%(1)	109,300	2,874,590
Lehman Brothers Holdings, 6.50%	89,000	2,328,240
		$5,202,830

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(2)	5,750	409,508
		$409,508

Insurance — 4.0%
Ace Ltd., 7.80%(1)	110,300	2,935,083
ING Groep NV, 7.05%(1)	100,300	2,580,719
PartnerRe Ltd., 6.75%(1)	50,700	1,257,360
RenaissanceRe Holdings Ltd., 6.08%(1)	50,000	1,139,500
RenaissanceRe Holdings, Ltd., 8.10%(1)	46,700	1,242,687
XL Capital Ltd., 7.625%(1)	60,000	1,594,200
		$10,749,549

REITS — 5.7%
BRE Properties, 6.75%	83,000	1,975,400
Colonial Properties Trust, 8.125%	84,000	2,147,880
Developers Diversified Realty Corp., 7.375%	85,500	2,110,140
Health Care Property, 7.10%	80,000	1,996,000
Health Care REIT, Inc., 7.875%	110,000	2,799,500
Prologis Trust, 6.75%	65,000	1,573,000
PS Business Parks, Inc., 7.95%	110,000	2,805,000
		$15,406,920

Utilities - Electric — 0.7%
Alabama Power Co., 5.30%	80,000	1,844,800
		$1,844,800

Utilities - Gas — 1.1%
Southern Union Co., 7.55%	110,200	2,964,380
		$2,964,380

Total Preferred Stocks (identified cost $53,081,360)		$51,953,752

Commercial Paper — 1.9%

Security	Principal Amount (000’s omitted)	Value
Yorktown Capital LLC, 1.29%, 8/6/04	5,000	4,998,746

Total Commercial Paper (at amortized cost, $4,998,746)		$4,998,746

Short-Term Investments — 3.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.34%, 8/2/04	8,140	8,140,000

Total Short-Term Investments (at amortized cost, $8,140,000)		$8,140,000

Total Investments — 100.1% (identified cost $258,654,622)		$268,778,179

Other Assets, Less Liabilities — (0.1)%		$(137,888)

Net Assets — 100.0%		$268,640,291

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

(1)		Foreign security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004 the aggregate value of the securities is $6,449,165 or 2.4% of the net assets.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$258,654,622

Gross unrealized appreciation	$13,945,412

Gross unrealized depreciation	(3,821,855)

Net unrealized appreciation	$10,123,557

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (on behalf of Tax-Managed Dividend Income Fund)

By:	/S/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	September 21, 2004

By:	/S/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	September 21, 2004